Investment Strategy - Value Line Small Cap Opportunities Fund, Inc.	Sep. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, EULAV Asset Management (the “Adviser”) invests at least 80% of the Fund’s assets in stocks of U.S. companies with small-market capitalizations (the “80% Policy”). The 80% Policy can be changed without shareholder approval upon at least 60 days’ prior written notice. A portion of the Fund’s assets may also be invested in stocks of U.S. mid-market capitalization companies.
The Fund defines “stocks of U.S. companies” as companies that do business in the U.S., are organized in the U.S. or whose stock is traded on a U.S. exchange or over-the-counter market. Although there is not a universal definition, the Fund considers a “small-market capitalization company” to be a company with a market capitalization that is less than the value of the largest capitalization company in the Russell 2000 Index or $22 billion, whichever is greater. The market capitalizations of companies within the Russell 2000 Index change and, as of June 30, 2026, the largest stock by market capitalization was $13.5 billion. Small-growth portfolios focus on faster-growing companies whose shares are at the lower end of the market- capitalization range. These portfolios tend to favor companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast-growing and often richly valued, their stocks tend to be volatile. A company’s categorization is based on its market capitalization at the time of purchase by the Fund.
While the Fund is actively managed by the Adviser, the Adviser utilizes the rankings of companies by the Value Line Timeliness™ Ranking System or the Value Line Performance™ Ranking System (the “Ranking Systems”) to assist in selecting equity securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of approximately 1,700 stocks of large-, mid- and small-market capitalization companies for the Value Line Timeliness Ranking System and approximately 1,700 stocks of smaller and mid-sized capitalization companies for the Value Line Performance Ranking System. While the Adviser utilizes the rankings of companies by the Ranking Systems to assist in selecting stocks for the Fund, it has broad discretion in managing the Fund’s portfolio, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio.
The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment. The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund defines “stocks of U.S. companies” as companies that do business in the U.S., are organized in the U.S. or whose stock is traded on a U.S. exchange or over-the-counter market. Although there is not a universal definition, the Fund considers a “small-market capitalization company” to be a company with a market capitalization that is less than the value of the largest capitalization company in the Russell 2000 Index or $22 billion, whichever is greater.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	While the Fund is actively managed by the Adviser, the Adviser utilizes the rankings of companies by the Value Line Timeliness™ Ranking System or the Value Line Performance™ Ranking System (the “Ranking Systems”) to assist in selecting equity securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, EULAV Asset Management (the “Adviser”) invests at least 80% of the Fund’s assets in stocks of U.S. companies with small-market capitalizations (the “80% Policy”).
Strategy Portfolio Concentration [Text]	Under normal circumstances, EULAV Asset Management (the “Adviser”) invests at least 80% of the Fund’s assets in stocks of U.S. companies with small-market capitalizations (the “80% Policy”). The 80% Policy can be changed without shareholder approval upon at least 60 days’ prior written notice. A portion of the Fund’s assets may also be invested in stocks of U.S. mid-market capitalization companies.